CASH AND INVESTMENTS - DOLLAR THRIFTY (Details) (Dollar Thrifty Automotive Group Inc, USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Dollar Thrifty Automotive Group Inc
Cash and investments
Book overdrafts	$ 13.3	$ 19.0	$ 17.0